First Quarter Report
March 31, 2023 (Unaudited)
CTIVP® – MFS® Value Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – MFS® Value Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 3.4%
Media 3.4%
Charter Communications, Inc., Class A(a)	39,545	14,141,687
Comcast Corp., Class A	867,348	32,881,163
Total		47,022,850
Total Communication Services		47,022,850
Consumer Discretionary 3.3%
Hotels, Restaurants & Leisure 1.3%
Marriott International, Inc., Class A	103,724	17,222,333
Specialty Retail 2.0%
Lowe’s Companies, Inc.	141,315	28,258,760
Total Consumer Discretionary		45,481,093
Consumer Staples 7.2%
Beverages 2.5%
Diageo PLC	488,605	21,806,283
PepsiCo, Inc.	72,866	13,283,472
Total		35,089,755
Consumer Staples Distribution & Retail 1.4%
Target Corp.	115,279	19,093,661
Food Products 1.9%
Archer-Daniels-Midland Co.	55,210	4,398,028
Nestlé SA, Registered Shares	178,759	21,796,186
Total		26,194,214
Household Products 1.4%
Kimberly-Clark Corp.	86,830	11,654,322
Reckitt Benckiser Group PLC	103,347	7,862,385
Total		19,516,707
Total Consumer Staples		99,894,337
Energy 4.5%
Oil, Gas & Consumable Fuels 4.5%
ConocoPhillips Co.	295,272	29,293,935
EOG Resources, Inc.	111,556	12,787,664
Pioneer Natural Resources Co.	98,437	20,104,773
Total		62,186,372
Total Energy		62,186,372
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 25.1%
Banks 6.2%
Citigroup, Inc.	380,883	17,859,604
JPMorgan Chase & Co.	388,452	50,619,180
PNC Financial Services Group, Inc. (The)	92,429	11,747,726
Truist Financial Corp.	168,808	5,756,353
Total		85,982,863
Capital Markets 6.0%
BlackRock, Inc.	21,479	14,372,028
Goldman Sachs Group, Inc. (The)	22,035	7,207,869
KKR & Co., Inc., Class A	161,776	8,496,476
Moody’s Corp.	18,357	5,617,609
Morgan Stanley	292,017	25,639,093
Nasdaq, Inc.	394,247	21,553,483
Total		82,886,558
Consumer Finance 1.8%
American Express Co.	149,061	24,587,612
Insurance 11.1%
Aon PLC, Class A	110,210	34,748,111
Chubb Ltd.	140,774	27,335,495
Marsh & McLennan Companies, Inc.	195,532	32,565,855
Progressive Corp. (The)	253,300	36,237,098
Travelers Companies, Inc. (The)	128,588	22,041,269
Total		152,927,828
Total Financials		346,384,861
Health Care 17.4%
Health Care Equipment & Supplies 3.7%
Abbott Laboratories	191,125	19,353,318
Boston Scientific Corp.(a)	354,685	17,744,891
Medtronic PLC	182,641	14,724,517
Total		51,822,726
Health Care Providers & Services 4.0%
Cigna Corp. (The)	133,551	34,126,287
McKesson Corp.	57,664	20,531,267
Total		54,657,554
2	CTIVP® – MFS® Value Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 2.5%
Danaher Corp.	36,229	9,131,157
Thermo Fisher Scientific, Inc.	43,680	25,175,842
Total		34,306,999
Pharmaceuticals 7.2%
Johnson & Johnson	245,620	38,071,100
Merck & Co., Inc.	246,276	26,201,303
Pfizer, Inc.	742,305	30,286,044
Roche Holding AG, Genusschein Shares	15,957	4,559,595
Total		99,118,042
Total Health Care		239,905,321
Industrials 16.8%
Aerospace & Defense 4.9%
General Dynamics Corp.	109,780	25,052,894
Northrop Grumman Corp.	70,691	32,639,449
Raytheon Technologies Corp.	94,039	9,209,239
Total		66,901,582
Building Products 2.3%
Johnson Controls International PLC	251,133	15,123,229
Masco Corp.	119,442	5,938,656
Trane Technologies PLC	57,869	10,646,739
Total		31,708,624
Electrical Equipment 1.5%
Eaton Corp. PLC	124,255	21,289,852
Ground Transportation 2.5%
Canadian National Railway Co.	69,318	8,177,444
Union Pacific Corp.	132,662	26,699,554
Total		34,876,998
Industrial Conglomerates 1.9%
Honeywell International, Inc.	135,306	25,859,683
Machinery 2.6%
Illinois Tool Works, Inc.	98,217	23,910,929
Otis Worldwide Corp.	57,892	4,886,085
PACCAR, Inc.	103,488	7,575,321
Total		36,372,335
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.1%
Equifax, Inc.	71,044	14,410,565
Total Industrials		231,419,639
Information Technology 7.8%
IT Services 1.9%
Accenture PLC, Class A	92,013	26,298,236
Semiconductors & Semiconductor Equipment 5.9%
Analog Devices, Inc.	60,838	11,998,470
KLA Corp.	44,381	17,715,564
NXP Semiconductors NV	85,939	16,025,475
Texas Instruments, Inc.	192,018	35,717,268
Total		81,456,777
Total Information Technology		107,755,013
Materials 4.2%
Chemicals 4.2%
Corteva, Inc.	92,594	5,584,344
DuPont de Nemours, Inc.	282,678	20,287,800
International Flavors & Fragrances, Inc.	51,734	4,757,459
PPG Industries, Inc.	101,114	13,506,808
Sherwin-Williams Co. (The)	63,393	14,248,844
Total		58,385,255
Total Materials		58,385,255
Real Estate 1.8%
Industrial REITs 1.4%
Prologis, Inc.	154,431	19,268,356
Specialized REITs 0.4%
Public Storage	17,877	5,401,357
Total Real Estate		24,669,713
Utilities 7.1%
Electric Utilities 5.7%
American Electric Power Co., Inc.	86,494	7,870,089
Duke Energy Corp.	277,397	26,760,489
Exelon Corp.	232,075	9,721,622
Southern Co. (The)	384,231	26,734,793
Xcel Energy, Inc.	125,744	8,480,175
Total		79,567,168

CTIVP® – MFS® Value Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
CTIVP® – MFS® Value Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 1.4%
Dominion Energy, Inc.	338,512	18,926,206
Total Utilities		98,493,374
Total Common Stocks (Cost $1,118,231,807)		1,361,597,828

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(b),(c)	18,196,157	18,192,518
Total Money Market Funds (Cost $18,189,607)		18,192,518
Total Investments in Securities (Cost: $1,136,421,414)		1,379,790,346
Other Assets & Liabilities, Net		937,093
Net Assets		1,380,727,439
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	16,334,636	50,550,427	(48,695,270)	2,725	18,192,518	395	185,625	18,196,157
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	CTIVP® – MFS® Value Fund | First Quarter Report 2023

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1QT7034_12_B01_(05/23)